INVESTMENTS	12 Months Ended
Dec. 31, 2023
INVESTMENTS
INVESTMENTS

4. INVESTMENTS

The movements in investments during the year ended December 31, 2023 and the year ended December 31, 2022 are summarized as follows:

	Marketable Securities (FVTOCI)	Total Investments
Balance as at December 31, 2022	$184	$184
Additions	2,479	2,479
Disposals	(2,322)	(2,322)
Loss recorded in other comprehensive income	(78)	(78)
Balance as at December 31, 2023	$263	$263

	Marketable Securities (FVTPL)	Marketable Securities (FVTOCI)	Total Investments
Balance as at December 31, 2021	$8,400	$4,986	$13,386
Additions	-	110	110
Disposals	(6,753)	(3,685)	(10,438)
Loss recorded in other comprehensive loss	-	(1,227)	(1,227)
Loss recorded in net loss	(1,647)	-	(1,647)
Balance as at December 31, 2022	$-	$184	$184

The Company holds securities of publicly traded companies as strategic interests. The investments where the Company does not have significant influence are classified as marketable securities. The FireFly Metals common shares, which were sold during the year ended December 31, 2022, were classified as FVTPL. Other marketable securities are designated as FVTOCI.

During the three months ended December 31, 2023, the Company:

•	Received common shares of Patriot Lithium Limited, in connection with the sale of an unpatented mining claims in Ontario, Canada.

During the year ended December 31, 2023, the Company:

•	Received common shares of Westward Gold Inc., in connection with the Earn-in Agreement associated with the Turquoise Canyon Project in Nevada, USA, which were all sold during the period.
•	Received common shares of Grid Metals Corp. as part of consideration for the sale of the Company’s certain mining claims in Manitoba.
•	Received common shares of Elemental Altus Royalties Corp which was part of the consideration of the sale of the Company’s non-core royalty portfolio which were all sold during the period.

As of December 31, 2023, the Company held common shares of Grid Metals Corp. and Patriot Lithium Limited.